Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense (in thousands)

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Stock option grants	$268	79	166	267
Annual director stock award	445	—	412	536
	$713	79	578	803

Summary of Changes in outstanding options (in thousands, except share and per share amounts)

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
October 1, 2014	326,830	$25.43	5.0	$3,481
Spin-off adjustment				$(865)
Spin-off conversion	17,795	$20.63		$155
Granted	39,425	$26.97		$432
Forfeited	(6,000)	$14.97		$(35)
Exercised	(72,300)	$13.31		$(430)
Outstanding at
September 30, 2015	305,750	$21.90	5.9	$2,738
Granted	21,540	$31.15		$272
Exercised	(63,730)	$18.39		$(471)
Outstanding at
September 30, 2016	263,560	$23.50	5.6	$2,539
Granted	19,600	$39.00		$297
Exercised	(46,775)	$20.66		$(396)
Outstanding at
December 31, 2016	236,385	$25.35	6.1	$2,440
Granted	30,255	$43.45		$440
Modification	—	$30.21		$(137)
Exercised	(92,130)	$24.93		$(842)
Outstanding at
December 31, 2017	174,510	$28.70	6.0	$1,901
Exercisable at
December 31, 2017	129,916	$25.66	5.1	$1,223
Vested during
twelve months ended
December 31, 2017	41,810			$405

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$24.76 - $37.25	7,084	26.97	6.9
$37.26 - $41.39	37,510	39.59	9.0
	44,594	$37.58	8.7	Years
Exercisable:
$16.51 - $24.75	14,100	16.72	3.9
$24.76 - $37.25	73,928	22.06	3.9
$37.26 - $41.39	41,888	35.01	7.6
	129,916	$25.66	5.1	Years
Total	174,510	$28.70	6.0	Years